Revenue and segment information	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Revenue and segment information

4.	Revenue and segment information

During the six months ended 30 June 2026, the Group recognised revenue from LPG-related services through QIND and its subsidiary Al Shola Gas, and from engineering services provided by BrightHy. In US dollar terms, revenue from LPG-related services was $7.2 million (2025: $7.6 million), translated at average rates of US$1.1675 (2025: US$1.1012) to €1.00.

	Six months ended 30 June
	2026	2025
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	6,167	6,931
Engineering services (Bright Hydrogen Solutions)	369	-
Total revenue	6,536	6,931

Segment information

The Group has one reportable operating segment, LPG Distribution & Engineering, comprising QIND and Al Shola Gas. The Group’s other activities, being the parent company, BrightHy, BioSteam and consolidation adjustments, do not meet the quantitative thresholds for separate reportable segment disclosure and are presented in aggregate under “All other activities”. The LPG Distribution & Engineering segment result includes the amortisation of the customer relationships and trade names recognised on the acquisition of QIND and the related deferred tax credit.

Six months ended 30 June 2026	LPG Distribution & Engineering	All other activities	Total
	€’000	€’000	€’000
Revenue from external customers	6,167	369	6,536
Cost of sales	(4,426)	(204)	(4,630)
Gross profit	1,741	165	1,906
Other income	30	50	80
Administration expenses	(2,575)	(2,370)	(4,945)
Share-based payment expense	-	(762)	(762)
Operating loss	(804)	(2,917)	(3,721)
Net finance (costs) / income	(90)	12	(78)
Loss before tax	(894)	(2,905)	(3,799)
Income tax credit	65	-	65
Loss for the period	(829)	(2,905)	(3,734)

For the six months ended 30 June 2025, all of the Group’s revenue of €6,931k was generated by the LPG Distribution & Engineering segment. No single external customer contributed 10% or more of the Group’s revenue in either period.